INCOME TAXES (Details)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(21.00%)
Change in valuation allowance	21.00%
Effective tax rate	0.00%